Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies
Significant balances denominated in U.S. dollars were as follows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$9,534	$24,294
Accounts payable and accrued liabilities	(1,722)	(1,476)
Other liabilities	(1,125)	(251)
	$6,687	$22,567
Significant balances denominated in Euros were as follows:

	December 31, 2024	December 31, 2023
Accounts payable and accrued liabilities	$(1,114)	$(673)